SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 1,429,089	$ 1,744,496
Total	(27,644,599)	(25,395,387)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	24,927,813	16,131,780
Purchases of goods and services	(48,561,129)	(38,629,702)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	572,136
Salaries, social security benefits and other benefits	(3,963,332)	(2,901,240)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	597,950	311,434
Purchases of goods and services	(2,239,972)	(1,606,911)
Net loans granted		191,085
In-kind contributions	1,429,089	1,744,496
Interest gain	19,513	1,803
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses	$ (426,667)	$ (638,132)